Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event

On January 14, 2019, CNH Industrial announced its new organizational structure to accelerate global growth and profitability, focusing on its five global operating segments (Agriculture, Commercial & Specialty Vehicles, Construction, Powertrain, and Financial Services) supported by Global Functions addressing key synergy and development areas. On the same date, changes to the Global Executive Committee (formerly named Group Executive Council, “GEC”) were announced.